Note 17 - Tangible assets - Branches by geographic location (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Branches by geographical location [Line Items]
Total branches	8,271	8,660	9,145
Banking Activity in Spain [Member]
Branches by geographical location [Line Items]
Total branches	3,019	3,303	3,811
United States [Member]
Branches by geographical location [Line Items]
Total branches	651	676	669
Mexico [Member]
Branches by geographical location [Line Items]
Total branches	1,840	1,836	1,818
Turkey [Member]
Branches by geographical location [Line Items]
Total branches	1,095	1,131	1,109
South America [Member]
Branches by geographical location [Line Items]
Total branches	1,631	1,667	1,684
Rest Of Eurasia [Member]
Branches by geographical location [Line Items]
Total branches	35	47	54
Total assets BBVA Group [Member]
Branches by geographical location [Line Items]
Total branches	8,271	8,660	9,145